SUBSEQUENT EVENTS (Details Textual) - 1 months ended Aug. 18, 2015 - Subsequent Event [Member] $ in Thousands, PLN in Millions	USD ($)	PLN	PLN
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross	$ 9,140
Escrow Deposit	$ 2,700
Insseco Sp. Z O.O [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross | PLN		PLN 34.3
Business Combination, Contingent Consideration Arrangements, Description	In addition, the seller has upside or downside Performance Based Payments relating to achievements of revenue goals over the next five years. If the aggregate revenues generated by Insseco from its activity from July 1, 2015 through June 30, 2020 exceed 90.0 million Polish Zloty or approximately $23,800, the Seller shall be entitled to receive additional amounts ranging from 3% to 15% of the excess amount of the company revenues. If the aggregate revenues generated by Insseco for the period commencing on July 1, 2015 and ending on June 30, 2018 is below 84.0 million Polish Zloty or $22,200, the seller shall pay Sapiens an amount equal to 35% of the deficiency under the above amount. As to profitability goals, the amounts payable to the seller may be adjusted upwards or downwards as a result of changes in the profitability of a specific account that we acquired as part of the acquisition. The estimated fair value of the contingent payments that depend on the revenue and profitability goals is $1,053.	In addition, the seller has upside or downside Performance Based Payments relating to achievements of revenue goals over the next five years. If the aggregate revenues generated by Insseco from its activity from July 1, 2015 through June 30, 2020 exceed 90.0 million Polish Zloty or approximately $23,800, the Seller shall be entitled to receive additional amounts ranging from 3% to 15% of the excess amount of the company revenues. If the aggregate revenues generated by Insseco for the period commencing on July 1, 2015 and ending on June 30, 2018 is below 84.0 million Polish Zloty or $22,200, the seller shall pay Sapiens an amount equal to 35% of the deficiency under the above amount. As to profitability goals, the amounts payable to the seller may be adjusted upwards or downwards as a result of changes in the profitability of a specific account that we acquired as part of the acquisition. The estimated fair value of the contingent payments that depend on the revenue and profitability goals is $1,053.
Escrow Deposit | PLN			PLN 10.3